UNAUDITED INTERIOM CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, shares authorized	[1]	4,000,000	4,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.05	$ 0.05
Ordinary shares, shares issued	[1]	1,974,163	485,058
Ordinary shares, shares outstanding	[1]	1,974,163	485,058
Class B Ordinary Shares
Ordinary shares, shares authorized	[1]	4,000,000	4,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.05	$ 0.05
Ordinary shares, shares issued	[1]	42,000	42,000
Ordinary shares, shares outstanding	[1]	42,000	42,000

[1]	Adjusted for the effect of 1-for-50 reverse share split on June 3, 2025, see Note 15 for details.